Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, WI 53204

November 14, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-282577

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, The BeeHive ETF (“the Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment dated November 8, 2024, and filed electronically as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 on November 6, 2024 (Accession No. 0001999371-24-014274).

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP Legal Services

Tidal Investments LLC